NOTE 9 - COMMITMENTS AND CONTINGENCIES: Schedule of Future Minimum Lease Payments under non-cancelable operating leases (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Future Minimum Lease Payments under non-cancelable operating leases
Twelve months ending June 30,	Lease expense
2019	$340,526
2020	204,484
2021	208,944
2022	208,944
2023	212,426
Thereafter	904,031
Total	$2,079,355